EXHIBIT 99.1

John Deere Owner Trust 2012-B

Statement to Noteholders

$321,000,000   Class A-1  0.26701%  Asset Backed Notes due September 16, 2013

$310,000,000   Class A-2  0.43%  Asset Backed Notes due February 17, 2015

$300,000,000   Class A-3  0.53%  Asset Backed Notes due July 15, 2016

$99,778,000   Class A-4  0.69%  Asset Backed Notes due January 15, 2019

$31,879,975  Asset Backed Certificates

Payment Date:				17-Jun-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$254,008,915.65
		(ii)	A-2 Note Pool Factor:	0.8193836

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$32,497,380.15
		per $1,000 original principal amount:		$104.83

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$32,497,380.15

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$91,019.86
			per $1,000 original principal amount:	$0.29

		(iii)	Class A-3 Notes:	$132,500.00
			per $1,000 original principal amount:	$0.44

		(iv)	Class A-4 Notes:	$57,372.35
			per $1,000 original principal amount:	$0.58

		(v)	Total:	$280,892.21

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$691,257,489.14
		(ii)	at end of related Collection Period:	$658,443,915.48

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$685,666,890.88
		(ii)	at end of related Collection Period:	$653,169,510.73

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$734,789,972.64
		(ii)	at end of related Collection Period:	$699,029,478.66

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$221,511,535.50
		(ii)	A-2 Note Pool Factor:	0.7145533

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$300,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$576,047.91
		per $1,000 original principal amount of Notes and Certificate:		$0.54
	(b)	Amount of Servicing Fee earned:		$576,047.91
	(c)	Amount of Servicing Fee paid:		$576,047.91
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,727,051.26
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.57%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(14,654.09)
	(ii)	Cumulative amount of net losses:		$100,373.62
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,505,895.30
		(ii)	% of Pool Balance:	0.22%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%